TSO and Asphelia Asset Purchase	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
TSO and Asphelia Asset Purchase [Abstract]
TSO and Asphelia Asset Purchase
5.	TSO

Asphelia Asset Purchase

On January 7, 2011, the Company entered into an asset purchase agreement (the “Asphelia Asset Purchase” or the “Asphelia Agreement”) with Asphelia Pharmaceuticals, Inc. (“Asphelia”). Pursuant to the terms of the Asphelia Agreement, the Company paid $20.7 million, including assumption of certain Asphelia liabilities, for the purchase of Asphelia’s assets relating to TSO, an early-stage developmental compound.

In exchange, the Company issued 2,525,677 Series B Convertible Preferred Stock with a fair value of $6.38 per share, assumed the Paramount Credit Partners, LLC note (the “PCP Note”) in the principal amount of $750,000 and paid cash of approximately $3.8 million, including a $3.4 million payment to OvaMed and $0.4 million for repayment of Asphelia’s debt, $61,000 of which was paid to a related party. The total consideration paid in connection with the Asphelia Asset Purchase is as follows:

($ in thousands)
Fair value of 2,525,677 Series B Convertible Preferred Stock	$16,114
Cash payment	3,809
Fair value of PCP Note	750
Other transaction costs	33

Total asset acquisition cost	$20,706

The transaction was treated as an asset acquisition as it was determined that the assets acquired did not meet the definition of a business. In accordance with accounting guidance, costs incurred in obtaining technology licenses are charged to research and development expense if the technology licensed has not reached technological feasibility and has no alternative future use. The assets purchased from Asphelia require substantial completion of research and development, regulatory and marketing approval efforts in order to reach technological feasibility. Accordingly, the purchase price of $20.7 million was reflected as acquired in-process research and development in the consolidated statement of operations for the year ended December 31, 2011.

In connection with the Asphelia Asset Purchase, Asphelia assigned the Exclusive Sublicense Agreement, dated December 2005, between Asphelia and OvaMed (as amended, the “OvaMed License”) and Manufacturing and Supply Agreement dated March 2006, between Asphelia and OvaMed (as amended, the “OvaMed Supply Agreement”) to the Company and the Company assumed Asphelia’s obligations under these agreements. Under the OvaMed License, the Company has exclusive rights under certain patents (which were licensed by OvaMed from the University of Iowa Research Foundation), including sublicense rights, in North America, South America and Japan, and know-how to make, use and sell products covered by these patents and know-how.

Under the OvaMed License, the Company is required to make milestone payments to OvaMed totaling up to approximately $5.4 million, contingent upon the achievement of various regulatory milestones for the first product that incorporates TSO, and additional milestone payments contingent upon the achievement of regulatory milestones relating to subsequent indications. In 2011, the IND filed by the Company with the United States Federal Food and Drug Administration (“FDA”) became effective, resulting in the recognition during 2011 of a $1.5 million obligation to OvaMed, reflecting the associated milestone payment payable in November 2012. In March 2012, upon the receipt of pre-clinical data from Falk, a $200,000 milestone payment became payable to OvaMed. In the event that TSO is commercialized, the Company is obligated to pay to OvaMed royalties based on net sales and, if sublicensed, a varying percentage of certain consideration received from the sublicensee.

The OvaMed Supply Agreement currently expires in March 2014, but will automatically renew for successive one-year periods, unless the Company gives 12 months prior notice of its election not to renew. The OvaMed Supply Agreement is subject to early termination by either party under certain customary conditions of breach and by the Company in the event of specified failures to supply or regulatory or safety failures.

Collaboration Agreement with OvaMed and Falk

In March 2012, the Company, Falk and OvaMed entered into a collaboration agreement relating to the development of TSO for Crohn’s disease (the “Collaboration Agreement”), pursuant to which Falk granted the Company exclusive rights and licenses under certain Falk patent rights, pre-clinical data, and clinical data from Falk’s clinical trials of TSO in Crohn’s disease, including Falk’s ongoing Phase 2 clinical trial, for use in North America, South America and Japan. In exchange, the Company granted Falk exclusive rights and licenses to its pre-clinical data and data from planned clinical trials of TSO in Crohn’s disease for use in Europe.

The Company agreed to pay Falk a total of €5 million (approximately $6.5 million) after receipt of certain preclinical and clinical data, and a royalty equal to 1% of net sales of TSO in North America, South America and Japan. In March 2012, the Company paid Falk €1 million (approximately $1.4 million) upon receipt of Falk’s pre-clinical data package and recorded this payment as a TSO milestone expense. In April 2012, the Company paid and expensed an additional €1.5 million (approximately $2.0 million) upon receipt from Falk of the recommendation from the independent data monitoring committee that conducted an interim analysis of the Falk Phase 2 trial. The Company currently expects to pay the remaining €2.5 million (approximately $3.3 million) in the second half of 2013.

Under the Collaboration Agreement, a steering committee comprised of the Company, Falk and OvaMed representatives oversees the TSO development program in Crohn’s disease, under which the Company and Falk will each be responsible for clinical testing on approximately 50% of the total number of patients required for regulatory approval of TSO for Crohn’s disease in the United States and Europe and will share in certain preclinical development costs.

The Collaboration Agreement may be terminated by either Falk or the Company if the other party fails to cure a material breach under the agreement, subject to prior notice and the opportunity to cure, if the other party is subject to bankruptcy proceedings or if the terminating party terminates all development of TSO.

7.	Asphelia Asset Purchase

On January 7, 2011, the Company entered into an asset purchase agreement (the “Asphelia Asset Purchase” or the “Asphelia Agreement”) with Asphelia Pharmaceuticals, Inc. (“Asphelia”). Pursuant to the terms of the Asphelia Agreement, the Company paid $20.7 million, including assumption of certain Asphelia liabilities, for the purchase of Asphelia’s assets relating to TSO, an early-stage developmental compound.

In exchange, the Company issued 2,525,677 Series B Shares with a fair value of $6.38 per share, assumed the PCP Note in the principal amount of $750,000 and paid cash of approximately $3.8 million, including a $3.4 million payment to OvaMed, and $0.4 million for repayment of Asphelia’s debt, $61,000 of which was paid to a related party. The total consideration paid in connection with the Asphelia Asset Purchase is as follows:

($ in thousands)
Fair value of 2,525,677 Series B Shares	$16,114
Cash payment	3,809
Fair value of PCP Note	750
Other transaction costs	33

Total asset acquisition cost	$20,706

The transaction was treated as an asset acquisition as it was determined that the assets acquired did not meet the definition of a business. In accordance with accounting guidance, costs incurred in obtaining technology licenses are charged to research and development expense if the technology licensed has not reached technological feasibility and has no alternative future use. The assets purchased from Asphelia require substantial completion of research and development, regulatory and marketing approval efforts in order to reach technological feasibility. Accordingly, the purchase price of $20.7 million was reflected as acquired in-process research and development in the consolidated statement of operations for year ended December 31, 2011.

In connection with the Asphelia Asset Purchase, Asphelia assigned the Exclusive Sublicense Agreement, dated December 2005, between Asphelia and OvaMed (as amended, the “OvaMed License”) and Manufacturing and Supply Agreement dated March 2006, between Asphelia and OvaMed (as amended, the “OvaMed Supply Agreement”) to the Company and the Company assumed Asphelia’s obligations under these agreements. Under the OvaMed License, the Company has exclusive rights (which were licensed by OvaMed from the University of Iowa Research Foundation), including sublicense rights, in North America, South America and Japan, and know-how to make, use and sell products covered by these patents and know-how.

Under the OvaMed License, the Company is required to make milestone payments to OvaMed totaling up to approximately $5.45 million, contingent upon the achievement of various regulatory milestones for the first product that incorporates TSO, and additional milestone payments upon the achievement of regulatory milestones relating to subsequent indications. In 2011, the IND filed by the Company with the United States Federal Food and Drug Administration (“FDA”) became effective resulting in the recognition of a $1.5 million obligation due to OvaMed, which is payable in November 2012. In the event that TSO is commercialized, the Company is obligated to pay to OvaMed royalties based on net sales and, if sublicensed, a varying percentage of certain consideration received from the sublicensee.

The OvaMed Supply Agreement currently expires in March 2013 but will automatically renew for successive one-year periods, unless the Company gives 12 months prior notice of its election not to renew. The OvaMed Supply Agreement is subject to early termination by either party under certain customary conditions of breach and by the Company in the event of specified failures to supply or regulatory or safety failures.